CONVERTIBLE DEBT (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Principal value	$ 600,000	$ 600,000
Debt discount	(371,522)	(371,522)
Carrying value of convertible notes	228,478	228,478
Total short-term carrying value of convertible notes	228,478	228,478
Embedded Derivative Liability:
Fair value of derivative liability
Fair value of derivative liability at issuance recorded as debt Discount		171,425
Change in fair value of derivative liability	(36,109)	(36,109)
Fair value of derivative liability	$ 207,534	$ 207,534